Goodwill and intangible assets (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets
The components of identifiable intangible assets are as follows:

	As of June 30, 2023			As of March 31, 2023
(In thousands)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trade name and other intangibles	$2,500	$(1,242)	$1,258	$2,500	$(1,179)	$1,321

Total	$2,500	$(1,242)	$1,258	$2,500	$(1,179)	$1,321

The components of identifiable intangible assets are as follows:

	Weighted- average remaining useful life (in years)	As of March 31, 2023			As of March 31, 2022
(In thousands)		Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount

Intangible assets:
Trade name and other intangibles	5	$2,500	$(1,179)	$1,321	$15,900	$(13,372)	$2,528

Total		$2,500	$(1,179)	$1,321	$15,900	$(13,372)	$2,528

Summary of Intangible Asset Amortization Expense	Total intangible asset amortization expense recognized in operations during the fiscal years ended March 31, 2023, 2022 and 2021 are as follows:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Cost of sales	$250	$4,043	$8,082
Selling general and administrative expense	957	4,422	6,931

Total amortization expense	$1,207	$8,465	$15,013

Summary of Future Annual Amortization Expense
Estimated future annual amortization expense for the
above
amortizable intangible assets are as follows:

(in thousands)	Amount

Fiscal year ending March 31,
2024	$250
2025	250
2026	250
2027	250
2028	250
Thereafter	71

Total amortization expense	$1,321